PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 100.0%
Municipal Bonds
Alabama 3.2%
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory Put Date 12/01/26)	4.000%(cc)	10/01/52	5,000	$5,177,470
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	4,035	4,130,857
Proj. No. 6, Series B (Mandatory put date 12/01/26)	4.000(cc)	10/01/52	10,500	10,881,074
Proj. Series B-1 (Mandatory Put Date 10/01/27)	4.000(cc)	04/01/53	3,000	3,101,333
Jefferson Cnty. Swr. Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000	10/01/44	500	524,170
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	525,747

Southeast Energy Auth. Cooperative Dist. Rev., Proj. No. 2, Series B (Mandatory put date 12/01/31)	4.000(cc)	12/01/51	3,700	3,787,099
				28,127,750
Alaska 0.8%
Alaska Indl. Dev. & Export Auth. Rev., Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	4,320	4,238,254
North. Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/50	2,000	1,874,116
Sr. Series B-2, Class 2, Rfdg., CABS	4.499(t)	06/01/66	1,000	141,150

Valdez Rev., ExxonMobil Proj., Rfdg., FRDD (Mandatory put date 06/01/22)	0.580(cc)	12/01/29	400	400,000
				6,653,520
Arizona 4.8%
Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Series A, Rfdg., 144A	5.375	07/01/50	1,000	1,024,080
Cadence Campus Proj., Series A, 144A	4.000	07/15/50	1,600	1,387,121
Pinecrest Academy of North. Proj., Series A, 144A	4.500	07/15/29	2,000	1,998,571
Pinecrest Academy-Horizon Inspirada & St. Rose Campus, Series A, 144A	5.750	07/15/48	1,500	1,550,658
Somerset Academy of LV-Aliante & Skye Canyon Campus Proj., Series A, 144A	4.000	12/15/51	700	633,719

Glendale Indl. Dev. Auth. Rev., Royal Oaks Inspirata Pointe Proj., Series A	5.000	05/15/56	1,500	1,539,525
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Commercial Metals Co. Proj., AMT, 144A	4.000	10/15/47	3,500	3,226,720
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,030,786

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)
Maricopa Cnty. Indl. Dev. Auth. Rev., (cont’d.)
Reid Traditional Schs. Projs.	5.000%	07/01/47	1,000	$1,024,112
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	1,010,430
Basis Schs. Projs., Series A, Rfdg., 144A	5.000	07/01/46	1,000	1,009,861
Grt. Hearts Academies Proj.	5.000	07/01/44	2,250	2,281,217

Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	3,000	3,039,628
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	4,890	5,427,995
Sr. Gas Rev., Sr. Bonds	5.000	12/01/37	12,300	13,874,478
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000	12/01/50	1,045	932,807
Friendship Vlg., Series B	4.000	12/01/56	1,000	729,185
				42,720,893
California 6.8%
California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Series A, Rfdg.	4.000	06/01/49	1,000	961,849
Sub. Series B-1, Rfdg.	5.000	06/01/49	2,165	2,378,610
Sub. Series B-2, Rfdg., CABS	5.068(t)	06/01/55	3,000	536,926

California Infrast. & Econ. Dev. Bank Rev., Sr. Bonds, WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	600	582,257
California Muni. Fin. Auth. Rev.,
ExxonMobil Proj., Rfdg., FRDD (Mandatory put date 06/01/22)	0.590(cc)	12/01/29	2,400	2,400,000
Series A, 144A	5.500	06/01/48	750	765,070
Sr. Lien-LINXS APM Proj., AMT	5.000	12/31/43	2,000	2,076,625
United Airlines, Inc. Proj., AMT	4.000	07/15/29	5,000	4,878,650

California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	2,750	1,650,000
California Sch. Fin. Auth. Rev.,
Alliance Clg.-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	750	775,252
KIPP LA Proj., Series A, 144A	5.000	07/01/45	650	666,026
KIPP LA Proj., Series A, 144A	5.000	07/01/47	820	851,143
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	750	736,016
CHF Irvine LLC, Rfdg.	5.000	05/15/29	1,405	1,531,694
CHF Irvine LLC, Rfdg.	5.000	05/15/40	1,030	1,104,529
Loma Linda Univ. Med. Ctr., Series A, 144A	5.250	12/01/43	4,475	4,572,004
Loma Linda Univ. Med. Ctr., Series A, 144A	5.250	12/01/56	3,500	3,571,387

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
California Statewide Cmntys. Dev. Auth. Rev., (cont’d.)
Loma Linda Univ. Med. Ctr., Series A, 144A	5.500%	12/01/58	1,530	$1,586,324
Loma Linda Univ. Med. Ctr., Series A, Rfdg.	5.250	12/01/44	2,500	2,549,178
Golden St. Tob. Secur. Corp., Tob. Settlement Rev.,
Asset Bkd., Sr. Series A-2, Rfdg. (Pre-refunded date 06/01/22)(ee)	5.300(cc)	06/01/37	3,565	3,565,000
Series A-1, Rfdg. (Pre-refunded date 06/01/22)(ee)	5.000	06/01/47	960	960,000
Series A-2, Rfdg. (Pre-refunded date 06/01/22)(ee)	5.000	06/01/47	275	275,000
Sub. Series B-2, Rfdg., CABS	4.660(t)	06/01/66	20,150	2,654,908

Inland Vlly. Dev. Agcy., Tax Alloc., Series A, Rfdg.	5.000	09/01/44	1,000	1,021,300
Irvine Unified Sch. Dist., Spl. Tax, Series A	4.000	09/01/44	1,000	980,137
Lincoln Pub. Fing. Auth., Tax Alloc., Twelve Bridges, Sub. Series B, Rfdg.	6.000	09/02/27	911	914,087
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	3,830	4,376,397
Series A	5.500	11/15/37	685	827,900
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,060	2,632,246
Series A	7.000	11/01/34	1,650	2,088,762

North. California Tob. Secur. Auth. Rev., Sr. Sacramento Co. Tob. Sec. Corp., Series B-2, Class 2, Rfdg., CABS	4.615(t)	06/01/60	3,500	618,032
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj. (Pre-refunded date 11/01/25)(ee)	5.250	11/01/45	1,000	1,108,791
Sacramento,
Spl. Tax	4.000	09/01/46	750	705,603
Spl. Tax	4.000	09/01/50	1,000	929,924

San Diego Cnty. Regl. Arpt. Auth. Rev., Sub. Series B, AMT	5.000	07/01/51	1,500	1,631,551
Santa Margarita Wtr. Dist., Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625	09/01/36	645	666,096
Southern California Tob. Secur. Auth. Rev., San Diego Co. Tob., Rfdg., CABS	5.353(t)	06/01/54	3,000	518,477
				60,647,751
Colorado 3.0%
City & Cnty. of Denver Arpt. Sys. Rev., Sub. Sys., Series A, Rfdg., AMT	4.000	12/01/48	2,000	1,940,193

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)
Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt. Chrt. Sch., Skyview Academy Proj., Rfdg., 144A	5.375%	07/01/44	1,350	$1,367,800
Impt. Chrt. Sch., Univ. LA, Rfdg.	5.000	12/15/45	1,000	1,013,268
Rfdg.	5.000	11/01/44	885	893,713
Colorado Hlth. Facs. Auth. Rev.,
Commonspirit Hlth., Series A, Rfdg.	4.000	08/01/49	5,140	5,007,989
Covenant Living Cmntys., Series A, Rfdg.	4.000	12/01/50	2,000	1,748,376
Covenant Retmnt. Cmntys., Rfdg.	5.000	12/01/35	1,250	1,279,840
Impt. Bonds, Chrisitna Living Neighborhoods, Rfdg.	4.000	01/01/42	1,000	835,788
Vail Vlly. Med. Ctr. Proj.	4.000	01/15/45	2,500	2,478,545
Heritage Ridge Met. Dist.,
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/42	350	359,842
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/51	850	862,397

Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev., Sr. Ltd. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,578,177
Plaza Co. Met. Dist. No. 1, Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	980,068
Pub. Auth. Energy Nat. Gas Pur. Rev., Nat. Gas Util. Imps.	6.500	11/15/38	4,045	5,225,254
Rampart Range Met. Dist. No. 5 Rev., Spl. Assmt.	4.000	12/01/51	500	405,355
Sterling Ranch Cmnty. Auth. Brd. Rev., Series A, Rfdg.	4.250	12/01/50	1,000	832,634
				26,809,239
Connecticut 0.2%
Harbor Point Infrast. Impt. Dist., Tax Alloc., Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	2,079,926
Delaware 0.3%
Delaware St. Econ. Dev. Auth. Rev.,
Aspira of Delaware Chrt. Sch., Inc. Proj., Series A, Rfdg.	4.000	06/01/42	800	738,358
Aspira of Delaware Chrt. Sch., Inc. Proj., Series A, Rfdg.	4.000	06/01/52	1,250	1,103,635
Newark Chrt. Sch., Inc., Series A, Rfdg.	5.000	09/01/46	500	513,808
				2,355,801

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
District of Columbia 2.4%
Dist. of Columbia Rev.,
Dist. of Columbia Intl. Oblig. Grp.	5.000%	07/01/54	2,150	$2,188,648
Friendship Pub. Chrt. Sch. (Pre-refunded date 12/01/22)(ee)	5.000	06/01/42	3,500	3,568,384
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	890,377
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	759,439
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,308,552
KIPP DC Proj.	4.000	07/01/49	1,000	881,841
Rfdg.	5.000	06/01/40	1,500	1,561,940
Rfdg.	5.000	06/01/55	1,500	1,535,341
Rocketship DC Oblig. Grp., Series A, 144A	5.000	06/01/49	2,000	2,043,190

Metropolitan Washington D.C. Arpts. Auth. Avtn. Sys. Rev., Series A, Rfdg., AMT(hh)	5.000	10/01/29	4,000	4,488,000
Metropolitan Washington D.C. Arpts. Auth. Sys. Rev., Dulles Toll Rd., Sub. Series B, Rfdg.	4.000	10/01/49	2,000	1,888,866
				21,114,578
Florida 11.0%
Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	4.000	10/01/49	3,170	3,053,193
Series A, AMT (Pre-refunded date 10/01/23)(ee)	5.250	10/01/43	1,500	1,565,448

Broward Cnty. Port Facs. Rev., Sr. Bonds, Series B, AMT	4.000	09/01/49	2,000	1,946,261
Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Series A, Rfdg.	5.350	07/01/29	1,515	1,517,514
Edl. Growth Fund LLC Chrt. Sch., Port. Proj., Series A-1, 144A	5.000	07/01/56	1,000	1,009,747
WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	500	488,325
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	3,000	2,838,227

Citizens Ppty. Ins., Inc. Rev., Sr. Sec’d., Series A-1	5.000	06/01/22	1,000	1,000,000
Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,063,790
Cnty. of Miami-Dade FL Avtn. Rev., Series A, AMT, FRDD (Mandatory put date 06/01/22)	5.000	10/01/49	1,000	1,064,530
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Series A (Pre-refunded date 04/01/23)(ee)	5.625	04/01/43	500	517,058

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Davie Edl. Facs. Rev., (cont’d.)
Nova Southeastern Univ. Proj., Series A (Pre-refunded date 04/01/23)(ee)	6.000%	04/01/42	1,000	$1,037,025
Florida Dev. Fin. Corp. Rev.,
Glendridge on Palmer Ranch Proj., Rfdg.	5.000	06/01/51	2,000	1,724,596
Green Bond, Brightline Passenger Rail, Rmkt., Series B, AMT, 144A	7.375	01/01/49	2,000	2,012,961
Mater Academy Proj., Series A	5.000	06/15/55	1,000	1,032,000
Renaissance Chrt. Sch., Rfdg., 144A	5.000	09/15/50	2,000	2,067,501
River City Science Academy Proj., Series A	4.000	07/01/45	565	481,795
River City Science Academy Proj., Series A	4.000	07/01/55	2,460	2,002,861
UF Hlth. Jacksonville Proj., Series A, Rfdg.	4.000	02/01/52	2,850	2,559,845
Virgin Trains USA Pass, Series A, Rfdg., AMT (Mandatory put date 01/01/29), 144A	6.500(cc)	01/01/49	4,210	4,174,516

Florida Higher Edl. Facs. Finl. Auth. Rev., Ringling Clg. Proj.	5.000	03/01/42	4,795	5,047,994
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	4.000	10/01/52	3,350	3,169,182
Priority Sub. Series A, AMT	5.000	10/01/52	2,000	2,098,948
Spl. Purp., JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/36	4,700	4,743,027

Hillsborough Cnty. Indl. Dev. Auth. Rev., Tampa Gen. Hosp. Proj., Series A	4.000	08/01/50	2,500	2,358,818
Indigo Cmnty. Dev. Dist., Spl. Assmt.	5.750	05/01/36(d)	820	564,816
Jacksonville Rev., Brooks Rehabitation Proj., Rfdg.	4.000	11/01/45	1,000	960,160
Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Centre North Proj.	4.875	05/01/45	1,000	1,008,802
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	500	510,316
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,034,849
Spl. Assmt., N E Sector Proj., Phase 1B	5.450	05/01/48	1,000	1,050,268
Spl. Assmt., N E Sector Proj., Phase 2B, Rfdg., 144A	4.000	05/01/50	750	677,163
Spl. Assmt., Stewardship Dist., Azario Proj.	4.000	05/01/50	1,000	902,886
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	150	151,557
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,200	1,223,995

Midtown Miami Cmnty. Dev. Dist., Spl. Assmt., Pkg. Garage Proj., Series A, Rfdg.	5.000	05/01/37	1,980	1,996,610
North Sumter Cnty. Util. Dependent Dist. Rev., Solid Wste.	5.000	10/01/42	2,000	2,016,494
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp.	4.000	10/01/52	2,000	2,015,990
Orlando Hlth. Oblig. Grp., Series A	4.000	10/01/49	3,450	3,485,397

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Orange Cnty. Hlth. Facs. Auth. Rev., (cont’d.)
Presbyterian Retmnt. Cmnty. Oblig. Grp. Proj., Series A, Rfdg.(hh)	4.000%	08/01/47	5,000	$4,594,842
Osceola Cnty. Trans. Rev.,
Series A-1, Rfdg.	4.000	10/01/54	1,500	1,392,379
Series A-2, Rfdg., CABS	4.806(t)	10/01/54	1,000	215,331
Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	536,966
Sinai Residences Boca Raton Proj., Series A, Rfdg.	7.500	06/01/49	1,000	1,020,000

Pompano Beach Rev., John Knox Vlg. Proj., Entrance Fee, Series B-2	1.450	01/01/27	2,000	1,851,480
Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarasota Mem. Hosp.	4.000	07/01/48	5,000	5,025,249
South Miami Hlth. Facs. Auth., Inc. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	2,105	2,242,477
St. Johns Cnty. Indl. Dev. Auth. Rev., Vicar’s Landing Proj., Series A, Rfdg.	4.000	12/15/46	1,500	1,190,460
Tallahassee Hlth. Facs. Mem. Rev., Tallahassee Mem. Hlth., Inc., Series A	5.000	12/01/55	1,430	1,476,388
Vlg. CDD No. 07, Spl. Assmt., Fla., Rfdg.	4.000	05/01/36	1,725	1,742,681
Vlg. CDD No. 10, Spl. Assmt., Fla.	6.000	05/01/44	700	714,974
Vlg. CDD No. 11, Spl. Assmt., Fla.	4.500	05/01/45	1,275	1,277,753
Vlg. CDD No. 12, Spl. Assmt., Fla., 144A	4.250	05/01/43	2,695	2,594,240
Vlg. CDD No. 13,
Spl. Assmt., Fla.	3.250	05/01/52	2,205	1,677,815
Spl. Assmt., Fla.	3.550	05/01/39	485	447,088
Spl. Assmt., Fla.	3.700	05/01/50	975	845,897
Spl. Assmt., Fla., 144A	3.500	05/01/51	1,200	984,227
				98,004,712
Georgia 0.5%
Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Series D, Rfdg.	4.125	11/01/45	2,000	1,996,891

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia (cont’d.)
Priv. Clgs. & Univs. Auth. Rev., Savannah Clg. of Art & Design Proj. (Pre-refunded date 04/01/24)(ee)	5.000%	04/01/44	1,500	$1,584,387
Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.000	01/01/38	1,000	947,876
				4,529,154
Guam 0.1%
Guam Govt. Wtrwks. Auth. Rev., Series A	5.000	01/01/50	1,000	1,105,645
Hawaii 0.8%
Hawaii St. Arpts. Sys. Rev., Series A, AMT	5.000	07/01/51	3,750	4,125,955
Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig., Series A, Rfdg.	5.500	07/01/43	2,500	2,593,846
				6,719,801
Illinois 13.0%
Chicago Brd. of Ed.,
Series A, GO	5.000	12/01/41	1,000	1,033,389
Series A, GO, 144A	7.000	12/01/46	1,500	1,727,320
Series A, GO, Rfdg.	4.000	12/01/27	500	506,617
Series A, GO, Rfdg.	5.000	12/01/35	500	519,350
Series A, GO, Rfdg.	7.000	12/01/44	3,390	3,710,746
Series C, GO	5.250	12/01/35	1,015	1,037,343
Series D, GO	5.000	12/01/46	2,470	2,555,547
Series G, GO, Rfdg.	5.000	12/01/34	2,155	2,231,732
Series H, GO	5.000	12/01/46	2,390	2,430,211

Chicago Brd. of Ed. Rev., Spl. Tax	6.000	04/01/46	1,500	1,669,112
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Series B, Rfdg., AGM	4.000	01/01/53	3,005	3,027,198
Gen., Sr. Lien, Series C, Rfdg., AMT	5.375	01/01/39	1,500	1,524,137
Series C, Rfdg., AMT	4.375	01/01/40	2,000	2,012,893
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	1,042,910
Chicago Trans. Auth. Rev.,
2nd Lien	5.000	12/01/46	5,000	5,328,922
Series A, Rfdg.	4.000	12/01/50	1,000	1,000,512

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)

Chicago Wstewtr. Transmn. Rev., 2nd Lien, Rmkt., Series C, Rfdg.	5.000%	01/01/39	3,355	$3,492,322
Chicago, IL,
Rmkt., Series 2003 B, GO, Rfdg., ETM(ee)	5.000	01/01/23	750	764,932
Series A, GO, Rfdg.	5.000	01/01/27	1,525	1,613,526
Series A, GO, Rfdg.	5.000	01/01/31	1,500	1,613,602
Series A, GO, Rfdg.	5.000	01/01/33	5,000	5,374,393
Series A, GO, Rfdg.	5.500	01/01/49	3,000	3,262,587
Series A, GO, Rfdg.	6.000	01/01/38	2,500	2,708,470
Series B, Exchange, GO, Rfdg.	4.000	01/01/37	1,461	1,399,565
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,049,090
Series C, GO, Rfdg.	5.000	01/01/38	2,500	2,578,373

Illinois Edl. Facs. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,123,741
Illinois Fin. Auth. Rev.,
Impt. Chicago Intl., Rfdg.	5.000	12/01/47	1,000	1,036,103
Northshore Univ. Hlth. Sys., Series A, Rfdg.	4.000	08/15/41	1,000	1,018,417
Plymouth Place, Inc., Rfdg.	5.000	05/15/51	1,835	1,869,469
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	10	10,825
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	265	286,874
Presence Hlth. Netw., Series C, Unrefunded, Rfdg.	4.000	02/15/41	5,725	5,787,659
The Carle Fndtn., Series A, Rfdg.	3.000	08/15/48	3,580	2,944,172
Illinois St.,
GO	4.000	06/01/36	3,000	2,988,311
GO	5.000	04/01/31	2,000	2,072,233
GO	5.000	01/01/32	1,335	1,398,913
GO	5.000	05/01/33	950	973,721
GO	5.000	03/01/36	1,800	1,802,657
GO	5.000	05/01/36	2,000	2,036,443
GO	5.000	02/01/39	2,215	2,248,300
GO	5.000	05/01/39	2,000	2,034,273
GO	5.250	07/01/31	1,000	1,026,313
GO	5.500	05/01/30	1,500	1,688,006
GO	5.500	05/01/39	2,500	2,744,848
GO, Rfdg.	5.000	08/01/25	1,000	1,004,863
Rebuild Illinois Prog., Series B, GO	4.000	11/01/35	2,000	1,942,282
Series A, GO	5.000	01/01/33	2,000	2,002,953
Series A, GO	5.000	01/01/34	1,600	1,602,362
Series A, GO	5.000	12/01/39	2,500	2,614,122
Series A, GO, Rfdg.	5.000	10/01/28	1,250	1,370,486

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois St., (cont’d.)
Series C, GO	5.000%	11/01/29	2,800	$2,999,751
Series D, GO	5.000	11/01/26	1,500	1,611,651
Series D, GO	5.000	11/01/27	950	1,039,877
Regl. Trans. Auth. Rev.,
Series A	4.000	06/01/38	4,015	4,048,955
Series A	4.000	06/01/39	3,015	3,038,358

Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,518,625
				115,100,362
Indiana 0.2%
Valparaiso Rev.,
Pratt Paper LLC Proj., AMT	5.875	01/01/24	500	518,146
Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,599,301
				2,117,447
Iowa 0.2%
Iowa Tob. Settlement Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	4.000	06/01/49	1,000	973,634
Sr. Series B-1, Class 2, Rfdg.	4.000	06/01/49	1,000	994,511
Sr. Series B-2, Class 2, Rfdg., CABS	4.667(t)	06/01/65	1,000	137,515
				2,105,660
Kansas 0.1%
Wyandotte Cnty.-Kansas City Unified Govt. Rev., Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	855	818,836
Kentucky 0.8%
Henderson Rev., Pratt Paper LLC Proj., Series A, AMT, 144A	4.700	01/01/52	500	495,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Baptist Healthcare Sys., Series B	5.000	08/15/46	3,500	3,726,010
Kentucky Pub. Energy Auth. Rev., Series A-1 (Mandatory put date 08/01/30)	4.000(cc)	08/01/52	3,000	3,069,441
				7,290,451

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Louisiana 0.5%
Jefferson Parish Econ. Dev. & Port Dist. Rev., Kenner Discovery Hlth. Sciences Academy Proj., Series A, 144A	5.625%	06/15/48	2,000	$2,106,884
Louisiana Pub. Facs. Auth. Rev., Ochsner Clnc. Fndtn. Proj., Rfdg.	5.000	05/15/47	1,000	1,040,135
Parish of St. James Rev., Nustar Logistics LP Proj., Rmkt., Series 2010, 144A	6.350	07/01/40	1,000	1,152,338
				4,299,357
Maryland 0.4%
Frederick Cnty., Spl. Oblig. Tax, Sub. Series C	4.000	07/01/50	1,000	938,246
Howard Cnty., Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,450,445
Maryland Econ. Dev. Corp. Poll. Ctrl. Rev., Transn. Facs. Proj., Series A, Rfdg.	5.000	06/01/35	1,000	1,100,207
				3,488,898
Michigan 0.6%
Michigan Fin. Auth. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/49	2,000	1,930,963
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	750	779,030
Sr. Series B-2, Class 2, Rfdg., CABS	5.199(t)	06/01/65	2,000	220,001

Summit Academy Rev., Rfdg.	6.250	11/01/25	980	980,908
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,518,778
				5,429,680
Minnesota 0.6%
Hugo Rev., Chrt. Sch., Noble Academy Proj., Series A	5.000	07/01/44	1,250	1,257,297
Minnesota Muni. Gas Agcy. Rev., Series A (Mandatory put date 12/01/27)	4.000(cc)	12/01/52	2,000	2,099,709
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Care Sys. Proj., Rfdg. (Pre-refunded date 11/15/25)(ee)	5.000	11/15/44	1,000	1,092,632
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Series 7, 144A	4.500	10/01/37	1,000	1,000,256
				5,449,894

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Mississippi 0.8%
Mississippi Bus. Fin. Corp. Rev.,
Chevron USA, Inc. Proj., Series A, FRDD (Mandatory put date 06/01/22)	0.580%(cc)	12/01/30	1,980	$1,980,000
Chevron USA, Inc., Series F, FRDD (Mandatory put date 06/01/22)	0.580(cc)	11/01/35	3,300	3,300,000
Sys. Energy Resources, Inc. Proj., Rfdg.	2.375	06/01/44	2,000	1,467,232
				6,747,232
Missouri 1.9%
Lees Summit, Tax Alloc., Impt. Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	1,804,341
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series A	4.000	01/01/45	2,010	2,011,058
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,115	1,038,040
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/48	2,000	1,782,185
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	4,047,816

Poplar Bluff Regl. Trans. Dev. Dist. Rev., Transn. Sales Tax	4.750	12/01/42	2,100	2,112,153
St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. St. Louis Oblig. Grp., Series A	5.250	09/01/53	2,000	1,910,577
Friendship Vlg. Sunset Hills, Series A	5.875	09/01/43	1,000	1,008,189
St. Andrews Res. Srs. Oblig., Series A, Rfdg.	5.125	12/01/45	1,000	1,010,507
				16,724,866
Nebraska 0.1%
Central Plns. Energy Proj. Rev., Proj. No. 3, Series A, Rfdg.	5.000	09/01/42	1,000	1,127,976
Nevada 0.3%
Clark Cnty. Impt. Dist., Spl. Assmt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000	08/01/23	750	753,251
Sparks Rev., Sales Tax, Sr. Series A, Rfdg., 144A	2.750	06/15/28	1,000	911,106
Tahoe-Douglas Visitors Auth. Rev., Stateline	5.000	07/01/45	1,000	1,050,873
				2,715,230

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Hampshire 0.3%
New Hampshire Bus. Fin. Auth. Rev.,
Green Bond, Series B, Rfdg., AMT (Mandatory put date 07/02/40), 144A	3.750%(cc)	07/01/45	1,000	$881,730
Springpoint Sr. Living, Rfdg.	4.000	01/01/51	2,000	1,811,281
				2,693,011
New Jersey 7.4%
Essex Cnty. Impt. Auth. Rev., Social Bonds, The Friends of Team Chrt. Sch.	4.000	06/15/56	2,685	2,332,196
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc. Proj., Spec. Facs.	5.250	09/15/29	5,000	5,051,743
Continental Airlines, Inc., United Airlines, Inc. Proj.	5.125	09/15/23	2,650	2,682,553
Continental Airlines, Inc., United Airlines, Inc. Proj., Series A, AMT	5.625	11/15/30	2,275	2,322,666
Goethals Bridge, AMT	5.375	01/01/43	1,390	1,421,427
N. Star Academy Chrt. Sch., Newark	5.000	07/15/47	1,000	1,016,143
NJ Transit Trans. Proj.	4.000	11/01/44	1,000	985,934
NJ Transit Trans. Proj.	5.000	11/01/44	2,000	2,158,735
Port Newark Container, Rfdg., AMT	5.000	10/01/47	2,500	2,616,095
Sch. Facs. Construction	4.000	06/15/49	3,000	2,891,285
Series AAA	5.000	06/15/41	2,020	2,118,237
Series BBB, Rfdg. (Pre-refunded date 12/15/26)(ee)	5.500	06/15/30	1,500	1,720,988
Series DDD	5.000	06/15/42	1,000	1,046,872
Series WW, Rfdg. (Pre-refunded date 06/15/25)(ee)	5.250	06/15/40	65	71,232
Series WW, Unrefunded	5.250	06/15/40	1,185	1,229,713
St. House Proj., Rmkt., Series B	5.000	06/15/43	1,000	1,060,182
Team Academy Chrt. Sch., Proj.	6.000	10/01/43	1,700	1,755,083
Umm Energy Partners, Series A, AMT	5.000	06/15/37	1,500	1,500,708
Umm Energy Partners, Series A, AMT	5.125	06/15/43	1,100	1,100,487
United Airlines, Inc. Proj., Rmkt.	5.500	06/01/33	2,000	2,032,170

New Jersey Healthcare Facs. Fing. Auth. Rev., RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,500	1,588,028
New Jersey Tpke. Auth. Rev.,
Series A	4.000	01/01/48	1,000	1,022,331
Series D, Rfdg.	5.000	01/01/28	2,150	2,378,109
New Jersey Trans. Tr. Fd. Auth. Rev.,
Trans. Sys., Rfdg.	4.000	12/15/39	500	495,885
Trans. Sys., Rfdg.	5.000	12/15/39	555	593,926
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,337,329
Trans. Sys., Series AA	5.000	06/15/45	1,200	1,235,964
Trans. Sys., Series AA	5.250	06/15/41	1,000	1,036,762
Trans. Sys., Series AA	5.250	06/15/43	4,595	4,933,365

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
South Jersey Trans. Auth. Rev.,
Series A	5.000%	11/01/45	500	$539,664
Series A, Rfdg.	5.000	11/01/39	750	771,123
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.250	06/01/46	5,350	5,749,921
Sub. Series B, Rfdg.	5.000	06/01/46	7,000	7,159,950
				65,956,806
New York 5.8%
Build NYC Resource Corp. Rev.,
Friends of Hellenic Classical Chrt. Sch., Inc., Series A, 144A	5.000	12/01/51	500	505,224
Pratt Paper, Inc. Proj., Rfdg., AMT, 144A	5.000	01/01/35	1,000	1,055,758
Richmond Prep. Chrt. Sch. Proj., Social Impact Proj., Series A, 144A	5.000	06/01/51	1,500	1,519,273
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub. Series B, Rfdg., CABS	7.140(t)	06/01/47	5,000	865,252
Asset Bkd., 2nd Sub. Series C, Rfdg., CABS, 144A	9.700(t)	06/01/50	4,000	281,911
Metropolitan Trans. Auth. Rev.,
Green Bond, Series C-1, Rfdg.	5.000	11/15/50	3,725	3,942,626
Green Bond, Series C-1, Rfdg.	5.250	11/15/55	3,000	3,221,424
Green Bond, Series D1	5.000	11/15/43	2,000	2,136,316

New York City Indl. Dev. Agcy. Rev., Yankee Stadium Proj. Pilot, Rfdg.	4.000	03/01/45	1,000	974,559
New York Liberty Dev. Corp. Rev.,
Class 1-3 World Trade Ctr., Rfdg., 144A	5.000	11/15/44	5,000	5,056,501
Green Bonds, 4 World Trade Ctr. Proj., Series A, Rfdg.	3.000	11/15/51	1,000	819,205

New York St. Envir. Facs. Corp. Rev., Draw Down Casella Wste. Sys., Inc. Proj., Series R-1, AMT (Mandatory put date 09/02/25)	2.750(cc)	09/01/50	550	528,415
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	4.000	01/01/36	1,475	1,352,132
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	4.375	10/01/45	2,000	1,960,694
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/26	2,000	2,054,358
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/31	1,000	1,022,150
Delta Air Lines, Inc., Laguardia Arpt. Terms. C&D Redev., AMT	5.000	10/01/40	2,500	2,593,168
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.250	08/01/31	935	1,010,504

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York Trans. Dev. Corp. Rev., (cont’d.)
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.375%	08/01/36	1,000	$1,101,823
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,995	3,100,849
Laguardia Arpt., Term. B Redev., Series A, AMT	5.250	01/01/50	9,480	9,667,040
Suffolk Tob. Asset Secur. Corp. Rev.,
Sub. Series B-2, Rfdg., CABS	4.649(t)	06/01/66	1,000	132,330
Tob. Settlement Asset Bkd. Sub. Bonds, Series B-1, Rfdg.	4.000	06/01/50	500	496,729

TSASC, Inc. Rev., Series A, Rfdg.	5.000	06/01/41	4,875	5,129,713
Yonkers Econ. Dev. Corp. Rev., Chrt. Sch., Ed. Excellence Proj., Series A	5.000	10/15/49	1,285	1,311,124
				51,839,078
North Carolina 0.5%
North Carolina Med. Care Commn. Rev.,
Pennybyrn at Maryfield Proj., Rfdg.	5.000	10/01/35	1,000	1,016,856
Pennybyrn at Maryfield Proj., Series A	5.000	10/01/50	750	749,144
The Presbyterian Homes Oblig. Grp., Series A	5.000	10/01/50	1,000	1,048,679

North Carolina Tpke. Auth. Rev., Series A, Rfdg.	5.000	07/01/51	1,250	1,305,168
				4,119,847
Ohio 3.9%
Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	3.000	11/15/40	3,000	2,427,230
Buckeye Tob. Settlement Fing. Auth. Rev., Sr. Series B-2, Class 2, Rfdg.	5.000	06/01/55	9,850	9,999,130
Cuyahoga Cnty. Hosp. Rev.,
Metro Hlth. Sys., Rfdg.	5.000	02/15/52	575	609,981
Metro Hlth. Sys., Rfdg.	5.250	02/15/47	2,000	2,147,329
Metro Hlth. Sys., Rfdg.	5.500	02/15/57	6,540	7,078,152
Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	2,004,064
Nationwide Children’s Hosp., Series B, Rfdg., FRDD (Mandatory put date 06/01/22)	0.620(cc)	11/01/42	3,730	3,730,000
Ohio Hlth. Corp., Series A	4.000	05/15/47	2,500	2,509,369

Middleburg Heights Hosp. Rev. Facs., Southwest Gen. Hlth. Ctr., Series A, Rfdg.	4.000	08/01/41	2,005	2,020,149

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)

Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500%	01/15/48	1,000	$949,435
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,017,937
				34,492,776
Oklahoma 1.8%
Oklahoma Dev. Fin. Auth. Rev.,
OU Medicine Proj., Series B	5.000	08/15/38	250	252,351
OU Medicine Proj., Series B	5.250	08/15/48	1,730	1,754,925
OU Medicine Proj., Series B	5.500	08/15/52	7,530	7,709,151
OU Medicine Proj., Series B	5.500	08/15/57	4,950	5,053,286

Tulsa Cnty. Indl. Auth. Rev., Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,025	1,070,526
				15,840,239
Oregon 0.7%
Multnomah Cnty. Hosp. Facs. Auth. Rev.,
Mirabella at South Waterfront, Series A., Rfdg.	5.400	10/01/44	1,000	1,019,270
Terwilliger Plaza Parkview Proj., Green Bond, Series A, Rfdg.	4.000	12/01/51	2,000	1,734,740

Port of Portland Airport Rev., Series 27A, Rfdg., AMT	4.000	07/01/50	3,395	3,229,615
				5,983,625
Pennsylvania 3.4%
Bucks Cnty. Indl. Dev. Auth. Rev., Grand View Hosp. Proj.	4.000	07/01/51	1,050	855,102
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	1,009,563
Lancaster Indl. Dev. Auth. Rev., Landis Homes Retmnt. Cmnty. Proj., Rfdg.	4.000	07/01/56	1,000	853,830
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000	07/01/45	2,000	2,047,778
Pennsylvania Comnwlth., Series A, Rfdg., COP	4.000	07/01/46	1,500	1,466,864
Pennsylvania Higher Edl. Facs. Auth. Rev., Univ. of Pennsylvania Hlth. Sys., Series B, Rfdg.	4.000	08/15/42	700	714,203
Pennsylvania Tpke. Commn. Rev.,
Series A-1	5.000	12/01/46	3,950	4,145,296

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Pennsylvania Tpke. Commn. Rev., (cont’d.)
Sub. Series A	5.500%	12/01/42	1,500	$1,616,457
Sub. Series A	5.500	12/01/46	1,740	1,869,967
Sub. Series B-1	5.250	06/01/47	2,000	2,143,662
Philadelphia Auth. for Indl. Dev. Rev.,
1st Philadelphia Preparatory Chrt., Series A, Rfdg.	7.250	06/15/43	2,000	2,099,910
Gtr. Philadelphia Hlth. Action, Rfdg.	6.625	06/01/50	2,795	2,847,940
New Fndtn. Chrt. Sch., Proj., (Pre-refunded date 12/15/22)(ee)	6.625	12/15/41	1,000	1,028,848
String Theory Chrt. Sch., Proj., Rfdg., 144A	5.000	06/15/50	1,000	1,028,963

Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Series A	5.625	07/01/42	6,750	6,770,539
				30,498,922
Puerto Rico 8.6%
Puerto Rico Comnwlth.,
Restructured, Series A, GO, CABS	4.015(t)	07/01/24	1,243	1,144,279
Restructured, Series A, GO, CABS	4.531(t)	07/01/33	1,428	854,530
Restructured, Series A1, GO	4.000	07/01/33	1,109	1,082,842
Restructured, Series A1, GO	4.000	07/01/35	997	967,464
Restructured, Series A1, GO	4.000	07/01/37	856	824,792
Restructured, Series A1, GO	4.000	07/01/41	1,164	1,108,291
Restructured, Series A1, GO	4.000	07/01/46	1,210	1,129,865
Restructured, Series A1, GO	5.250	07/01/23	1,239	1,256,920
Restructured, Series A1, GO	5.375	07/01/25	1,236	1,302,308
Restructured, Series A1, GO	5.625	07/01/27	1,224	1,337,455
Restructured, Series A1, GO	5.625	07/01/29	1,204	1,332,750
Restructured, Series A1, GO	5.750	07/01/31	5,717	6,471,120
Sub. Series CW NT Claims, CW GTY.	0.000(cc)	11/01/43	16,902	8,789,008
Puerto Rico Comnwlth. Aqu. & Swr. Auth. Rev.,
Sr. Lien, Series A	4.000	07/01/22	2,535	2,541,112
Sr. Lien, Series A	4.250	07/01/25	1,285	1,287,666
Sr. Lien, Series A	5.000	07/01/33	2,780	2,785,925
Sr. Lien, Series A	5.125	07/01/37	155	155,318
Sr. Lien, Series A	5.250	07/01/42	1,250	1,252,455
Sr. Lien, Series A	5.750	07/01/37	1,375	1,378,921
Sr. Lien, Series A	6.000	07/01/47	1,170	1,173,422
Sr. Lien, Series A, Rfdg., 144A	5.000	07/01/35	5,000	5,254,000
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.750	07/01/53	5,720	5,743,738
Restructured, Series A-1	5.000	07/01/58	7,364	7,487,126
Restructured, Series A-2	4.329	07/01/40	10,729	10,695,798

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico (cont’d.)
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., (cont’d.)
Restructured, Series A-1, CABS	5.019%(t)	07/01/46	18,766	$5,627,923
Restructured, Series A-1, CABS	5.149(t)	07/01/51	16,834	3,697,588
				76,682,616
Rhode Island 0.5%
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/40	4,350	4,519,590
South Carolina 0.8%
Berkeley Cnty., Spl. Assmt., Nexton Impt. Dist.	4.375	11/01/49	1,000	1,007,647
South Carolina Jobs-Econ. Dev. Auth. Rev., Green Chrt. Sch., Proj., Series A, Rfdg., 144A	4.000	06/01/56	3,150	2,506,981
South Carolina Ports Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,451,572
AMT	4.000	07/01/55	2,000	1,862,208
				6,828,408
Tennessee 0.6%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,170	2,167,733
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg. (Pre-refunded date 07/01/22)(ee)	5.000	07/01/37	850	852,785
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., Germantown Vlg., Rfdg. (Pre-refunded date 12/01/22)(ee)	5.250	12/01/42	1,100	1,121,631
Tennergy Corp. Rev., Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	1,000	1,020,867
				5,163,016
Texas 5.8%
Arlington Higher Ed. Fin. Corp. Rev., Series A, Rfdg.	4.000	08/15/46	2,220	1,950,182
Central Texas Regl. Mobility Auth. Rev.,
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/45	1,000	1,088,427
Sub., Rfdg.	4.000	01/01/41	1,100	1,095,069

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	5.000%	08/15/42	1,000	$1,005,288
Idea Pub. Sch.	6.000	08/15/43	1,100	1,145,800

Decatur Hosp. Auth. Rev., Wise Regl. Htlh Sys., Exchange Bonds, Series C, Rfdg.	4.000	09/01/44	1,395	1,331,454
Grand Parkway Trans. Corp. Rev., 1st Tier Toll Rev., Series A	5.125	10/01/43	2,000	2,036,110
Gulf Coast Wste. Disp. Auth. Rev.,
ExxonMobil Proj., FRDD (Mandatory put date 06/01/22)	0.620(cc)	06/01/30	770	770,000
ExxonMobil Proj., FRDD (Mandatory put date 06/01/22)	0.610(cc)	09/01/25	1,580	1,580,000
ExxonMobil Proj., Series A, FRDD (Mandatory put date 06/01/22)	0.620(cc)	06/01/30	2,985	2,985,000
ExxonMobil Proj., Series B, FRDD (Mandatory put date 06/01/22)	0.620(cc)	06/01/25	1,045	1,045,000
Houston Arpt. Sys. Rev.,
Series B-1, AMT	5.000	07/15/35	2,000	2,036,693
Spl. Facs. Continental Airlines, Inc., Series A, Rfdg., AMT	6.625	07/15/38	1,500	1,501,159
Sub. Lien, Series A, Rfdg., AMT (Pre-refunded date 07/01/22)(ee)	5.000	07/01/32	1,000	1,003,105

Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,147,702
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev.,
AEP Texas Central Co. Proj., Series B-1, Rfdg.	4.000	06/01/30	1,000	1,006,736
AEP Texas Central Co. Proj., Series B-2, Rfdg.	4.000	06/01/30	1,800	1,812,816

Mission Econ. Dev. Corp. Rev., Natgosoline Proj., Sr. Lien, Rfdg., AMT, 144A	4.625	10/01/31	2,000	2,090,954
New Hope Cultural Ed. Facs. Fin. Corp. Rev.,
Jubilee Academic Ctr., Rfdg., 144A	4.000	08/15/56	4,455	3,953,091
MRC Crestview, Rfdg. (Pre-refunded date 11/15/24)(ee)	5.000	11/15/46	1,150	1,255,471
Westminster Proj., Rfdg.	4.000	11/01/55	1,750	1,625,927
North Texas Twy. Auth. Rev.,
2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,353,300
2nd Tier, Series A, Rfdg.	4.000	01/01/38	2,000	2,022,251

Port Beaumont Navigation Dist. Rev., Jefferson Gulf Coast, Rfdg., AMT, 144A	4.000	01/01/50	2,000	1,605,247
Pottsboro Higher Ed. Fin. Corp. Rev., Series A	5.000	08/15/46	1,000	1,025,874

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)

San Antonio Ed. Facs. Corp. Rev., Univ. of the Incarnate Word Proj., Series A, Rfdg.	4.000%	04/01/54	1,000	$947,851
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,138,830
Trinity Terrace Proj., Series A-1, Rfdg.	5.000	10/01/44	1,000	1,025,606

Texas Muni. Gas Acq. & Sply. Corp. Rev., Sr. Lien, Series A	5.250	12/15/26	4,100	4,455,289
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
LBJ Infrast. Grp. LLC, Series A, Rfdg.	4.000	06/30/40	600	594,932
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	6.750	06/30/43	500	519,477
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	7.000	12/31/38	1,500	1,572,640
				51,727,281
Utah 0.5%
Salt Lake City Arpt. Rev.,
Series A, AMT	5.000	07/01/46	3,000	3,290,507
Series A, AMT	5.000	07/01/47	1,100	1,163,186
				4,453,693
Vermont 0.2%
Vermont Econ. Dev. Auth. Rev., Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/45	2,025	1,690,552
Virginia 1.2%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Series B, Rfdg., CABS (Convert to Fixed on 07/15/23)	0.000(cc)	07/15/40	1,000	999,183
James City Cnty. Econ. Dev. Auth. Rsdl. Care Fac. Rev., Williamsburg Landings, Series A, Rfdg.	4.000	12/01/50	1,000	845,114
Virginia Small Bus. Fing. Auth. Rev.,
National Sr. Campuses, Inc., Rfdg.	4.000	01/01/51	1,750	1,713,191
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj.	5.250	01/01/32	2,055	2,061,395
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj.	5.500	01/01/42	3,000	3,009,198
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., Rfdg., AMT(hh)	4.000	01/01/40	1,250	1,226,403
Sr. Lien, I-495 Hot Lanes Proj., Rfdg., AMT	5.000	12/31/57	1,000	1,067,507
				10,921,991

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Washington 1.3%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, Rfdg., AMT	5.000%	04/01/30	1,000	$1,002,760
Port of Seattle Rev., Intermediate Lien Priv. Activ., Series C, Rfdg., AMT	5.000	08/01/46	3,100	3,338,173
Washington Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,138,489
Overlake Hosp. Med. Ctr., Series A	4.000	07/01/42	2,500	2,504,925
Washington St. Hsg. Fin. Commn. Rev.,
Rockwood Retmnt. Cmnty. Proj., Series A, Rfdg., 144A	7.375	01/01/44	2,000	2,040,946
Social Certificate, Series A-1	3.500	12/20/35	1,972	1,833,566
				11,858,859
West Virginia 0.2%
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig. Grp., Series A, Rfdg.	4.125	01/01/47	1,660	1,616,565
Wisconsin 3.1%
Pub. Fin. Auth. Rev.,
Bancroft Neurohealth Proj., Series A, 144A	5.125	06/01/48	1,000	1,051,852
Bayhealth Med. Ctr. Proj., Series A	3.000	07/01/50	1,500	1,200,106
Corvian Cmnty. Sch., Series A, 144A	5.000	06/15/49	1,000	985,200
Corvian Cmnty. Sch., Series A, 144A	5.125	06/15/47	2,000	2,002,367
Green Bond, Fargo Moorhead Metropolitan Area Flood Mgmnt., AMT	4.000	03/31/56	1,750	1,569,398
Mt. Island Chrt. Sch., Series L, Rfdg.	5.000	07/01/47	1,000	1,007,545
Sr. Bond, WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	500	472,870
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.250	01/01/38	1,750	1,073,573
Sr. MD Proton Treatment Ctr., Series A-1, 144A	6.375	01/01/48	3,000	1,840,411
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.000	07/01/42	1,500	1,501,433
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.250	07/01/28	1,000	1,001,757
Sub. Sustainability Bonds, Univ. of Hawaii Fndtn. Proj., Series B, 144A	5.250	07/01/61	2,000	1,596,476
Sustainability Bonds, Univ. of Hawaii Fndtn. Proj., Series A-1, 144A	4.000	07/01/61	2,600	2,161,009
United Methodist Retmnt. Homes, Series A, Rfdg.	4.000	10/01/51	1,500	1,332,753
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	1,600	1,501,978
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,500	1,486,484
Hope Christian Schs.	4.000	12/01/51	1,000	896,246

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin (cont’d.)
Wisconsin Hlth. & Edl. Facs. Auth. Rev., (cont’d.)
Hope Christian Schs.	4.000%	12/01/56	3,100	$2,713,444
Oakwood Lutheran Sr. Ministries, Rfdg.	4.000	01/01/57	2,000	1,615,242
				27,010,144

TOTAL INVESTMENTS 100.0% (cost $912,362,191)				888,181,678
Liabilities in excess of other assets(z) (0.0)%				(232,532)

Net Assets 100.0%				$887,949,146

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMT—Alternative Minimum Tax
CABS—Capital Appreciation Bonds
CDD—Community Development District
COP—Certificates of Participation
ETM—Escrowed to Maturity
FRDD—Floating Rate Daily Demand Note
GO—General Obligation

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2022.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Muni High Income Fund
Schedule of Investments as of May 31, 2022 (unaudited) (continued)
Futures contracts outstanding at May 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
227	20 Year U.S. Treasury Bonds	Sep. 2022	$31,652,313	$88,440
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).